UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Pivot Capital Advisors, LLC

Address:  52 Vanderbilt Avenue
          Suite 2005
          New York, New York 10017

13F File Number: 028-12385

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jonathan Allen
Title:    Chief Financial Officer
Phone:    (212) 328-1073

Signature, Place and Date of Signing:


/s/ Jonathan Allen                New York, NY               February 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:       117

Form 13F Information Table Value Total:   $93,404
                                          (x1000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number          Name
---       --------------------          ----

1         028-10454                     Coast Asset Management

                                                     FORM 13F INFORMATION TABLE
                                                          December 31, 2007
COLUMN 1                         COLUMN 2       COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6     COL 7       COLUMN 8

                                   TITLE                     VALUE     SHRS OR SH/ PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS         CUSIP     (x$1000)   PRN AMT PRN CALL  DISCRETION     MGRS   SOLE     SHARED  NONE
----------------------------  ---------------   ---------   --------   ------- --- ---- ------------   -----   -------- ------- ----
ABERCROMBIE & FITCH CO             CL A         002896207     2,072     25,908 SH       SHARED-OTHER    1                25,908
ABERCROMBIE & FITCH CO             CL A         002896207       400      5,000 SH           SOLE       NONE       5,000
ADVANCE AUTO PARTS INC              COM         00751Y106     2,321     61,101 SH       SHARED-OTHER    1                61,101
ADVANCE AUTO PARTS INC              COM         00751Y106       456     12,010 SH           SOLE       NONE      12,010
AEROPOSTALE                         COM         007865108     1,298     48,990 SH       SHARED-OTHER    1                48,990
AEROPOSTALE                         COM         007865108       211      7,970 SH           SOLE       NONE       7,970
AMAZON COM INC                      COM         023135106       417      4,500 SH       SHARED-OTHER    1                 4,500
AUTOZONE INC                        COM         053332102     2,443     20,376 SH       SHARED-OTHER    1                20,376
AUTOZONE INC                        COM         053332102       480      4,000 SH           SOLE       NONE       4,000
BEST BUY INC                        COM         086516101       948     18,000 SH       SHARED-OTHER    1                18,000
BEST BUY INC                        COM         086516101       211      4,000 SH           SOLE       NONE       4,000
CENVEO INC                          COM         15670S105     1,467     83,991 SH       SHARED-OTHER    1                83,991
CENVEO INC                          COM         15670S105       365     20,900 SH           SOLE       NONE      20,900
CHATTEM INC                         COM         162456107       264      3,494 SH       SHARED-OTHER    1                 3,494
CHEESECAKE FACTORY INC              COM         163072101       855     36,045 SH       SHARED-OTHER    1                36,045
CHEESECAKE FACTORY INC              COM         163072101       190      8,010 SH           SOLE       NONE       8,010
CISCO SYS INC                       COM         17275R102       305     11,250 SH       SHARED-OTHER    1                11,250
CISCO SYS INC                       COM         17275R102        68      2,500 SH           SOLE       NONE       2,500
CORNING INC                         COM         219350105     1,295     54,000 SH       SHARED-OTHER    1                54,000
CORNING INC                         COM         219350105       288     12,000 SH           SOLE       NONE      12,000
CVS CAREMARK CORPORATION            COM         126650100     1,878     47,250 SH       SHARED-OTHER    1                47,250
CVS CAREMARK CORPORATION            COM         126650100       378      9,500 SH           SOLE       NONE       9,500
DIRECTV GROUP INC                   COM         25459L106       463     20,040 SH       SHARED-OTHER    1                20,040
DIRECTV GROUP INC                   COM         25459L106       116      5,010 SH           SOLE       NONE       5,010
EXIDE TECHNOLOGIES                COM NEW       302051206     1,420    177,545 SH       SHARED-OTHER    1               177,545
EXIDE TECHNOLOGIES                COM NEW       302051206       320     40,010 SH           SOLE       NONE      40,010
FORD MTR CO DEL                COM PAR $0.01    345370860       336     49,950 SH       SHARED-OTHER    1                49,950
FORD MTR CO DEL                COM PAR $0.01    345370860        75     11,100 SH           SOLE       NONE      11,100
FOSSIL INC                          COM         349882100       252      6,000 SH       SHARED-OTHER    1                 6,000
GAMESTOP CORP NEW                  CL A         36467W109       249      4,013 SH       SHARED-OTHER    1                 4,013
GAP INC DEL                         COM         364760108     3,140    147,541 SH       SHARED-OTHER    1               147,541
GAP INC DEL                         COM         364760108       638     29,990 SH           SOLE       NONE      29,990
GEMSTAR-TV GUIDE INTL INC           COM         36866W106       214     45,000 SH       SHARED-OTHER    1                45,000
GEMSTAR-TV GUIDE INTL INC           COM         36866W106        48     10,000 SH           SOLE       NONE      10,000
GENERAL ELECTRIC CO                 COM         369604103     2,308     62,250 SH       SHARED-OTHER    1                62,250
GENERAL ELECTRIC CO                 COM         369604103       601     16,206 SH           SOLE       NONE      16,206
GENESCO INC                         COM         371532102       275      7,276 SH       SHARED-OTHER    1                 7,276
GLOBAL BRANDS ACQUISITION CO  UNIT 99/99/9999   378982201       907     90,000 SH       SHARED-OTHER    1                90,000
GLOBAL BRANDS ACQUISITION CO  UNIT 99/99/9999   378982201       202     20,000 SH           SOLE       NONE      20,000
GOODYEAR TIRE & RUBR CO             COM         382550101       889     31,500 SH       SHARED-OTHER    1                31,500
GOODYEAR TIRE & RUBR CO             COM         382550101       198      7,000 SH           SOLE       NONE       7,000
GOOGLE INC                         CL A         38259P508     1,556      2,250 SH       SHARED-OTHER    1                 2,250
GOOGLE INC                         CL A         38259P508       346        500 SH           SOLE       NONE         500
GUESS INC                           COM         401617105       221      5,845 SH       SHARED-OTHER    1                 5,845
HEWLETT PACKARD CO                  COM         428236103       566     11,205 SH       SHARED-OTHER    1                11,205
HEWLETT PACKARD CO                  COM         428236103       233      4,613 SH           SOLE       NONE       4,613
HILLTOP HOLDINGS INC                COM         432748101       276     25,245 SH       SHARED-OTHER    1                25,245
HILLTOP HOLDINGS INC                COM         432748101        79      7,192 SH           SOLE       NONE       7,192
HOME DEPOT INC                      COM         437076102       338     12,560 SH       SHARED-OTHER    1                12,560
HOME DEPOT INC                      COM         437076102        54      2,000 SH           SOLE       NONE       2,000
INGRAM MICRO INC                   CL A         457153104       730     40,455 SH       SHARED-OTHER    1                40,455
INGRAM MICRO INC                   CL A         457153104       162      8,990 SH           SOLE       NONE       8,990
INTEL CORP                          COM         458140100       706     26,500 SH       SHARED-OTHER    1                26,500
INTEL CORP                          COM         458140100       219      8,231 SH           SOLE       NONE       8,231
INTERNATIONAL BUSINESS MACHS        COM         459200101     1,946     18,000 SH       SHARED-OTHER    1                18,000
INTERNATIONAL BUSINESS MACHS        COM         459200101       657      6,076 SH           SOLE       NONE       6,076
JP MORGAN CHASE & CO                com         46625H100       982     22,500 SH       SHARED-OTHER    1                22,500
JP MORGAN CHASE & CO                com         46625H100       218      5,000 SH           SOLE       NONE       5,000
KRAFT FOODS INC                    CL A         50075N104     1,835     56,250 SH       SHARED-OTHER    1                56,250
KRAFT FOODS INC                    CL A         50075N104       408     12,500 SH           SOLE       NONE      12,500
LASERCARD CORP                      COM         51807U101     1,547    145,950 SH       SHARED-OTHER    1               145,950
LASERCARD CORP                      COM         51807U101       425     40,120 SH           SOLE       NONE      40,120
LEADIS TECHNOLOGY INC               COM         52171N103       401    140,137 SH       SHARED-OTHER    1               140,137
LEADIS TECHNOLOGY INC               COM         52171N103       114     40,030 SH           SOLE       NONE      40,030
LIBERTY MEDIA HLDG CORP        CAP COM SER A    53071M302     3,485     29,920 SH       SHARED-OTHER    1                29,920
LIBERTY MEDIA HLDG CORP        CAP COM SER A    53071M302       871      7,480 SH           SOLE       NONE       7,480
MACYS INC                           COM         55616P104       784     30,288 SH       SHARED-OTHER    1                30,288
MACYS INC                           COM         55616P104       142      5,480 SH           SOLE       NONE       5,480
MCDONALDS CORP                      COM         580135101       100      1,691 SH       SHARED-OTHER    1                 1,691
MCDONALDS CORP                      COM         580135101       125      2,121 SH           SOLE       NONE       2,121
MICROSOFT CORP                      COM         594918104     2,243     63,000 SH       SHARED-OTHER    1                63,000
MICROSOFT CORP                      COM         594918104       574     16,128 SH           SOLE       NONE      16,128
MOTOROLA INC                        COM         620076109       541     33,750 SH       SHARED-OTHER    1                33,750
MOTOROLA INC                        COM         620076109       120      7,500 SH           SOLE       NONE       7,500
NEWS CORP                          CL A         65248E104     3,486    170,120 SH       SHARED-OTHER    1               170,120
NEWS CORP                          CL A         65248E104       861     42,030 SH           SOLE       NONE      42,030
NIKE INC                           CL B         654106103     1,349     21,000 SH       SHARED-OTHER    1                21,000
NIKE INC                           CL B         654106103       257      4,000 SH           SOLE       NONE       4,000
OWENS ILL INC                     COM NEW       690768403       668     13,500 SH       SHARED-OTHER    1                13,500
OWENS ILL INC                     COM NEW       690768403       149      3,000 SH           SOLE       NONE       3,000
PACIFIC SUNWEAR CALIF INC           COM         694873100       758     53,741 SH       SHARED-OTHER    1                53,741
PACIFIC SUNWEAR CALIF INC           COM         694873100       120      8,500 SH           SOLE       NONE       8,500
PEPSICO INC                         COM         713448108     1,025     13,500 SH       SHARED-OTHER    1                13,500
PEPSICO INC                         COM         713448108       228      3,000 SH           SOLE       NONE       3,000
PHILLIPS VAN HEUSEN CORP            COM         718592108       866     23,488 SH       SHARED-OTHER    1                23,488
PHILLIPS VAN HEUSEN CORP            COM         718592108       147      4,000 SH           SOLE       NONE       4,000
PHOTON DYNAMICS INC                 COM         719364101     1,722    207,471 SH       SHARED-OTHER    1               207,471
PHOTON DYNAMICS INC                 COM         719364101       455     54,830 SH           SOLE       NONE      54,830
PLANTRONICS INC NEW                 COM         727493108       921     35,415 SH       SHARED-OTHER    1                35,415
PLANTRONICS INC NEW                 COM         727493108       205      7,870 SH           SOLE       NONE       7,870
POWERSHARES QQQ TRUST           UNIT SER 1      73935A104       896     17,500 SH       SHARED-OTHER    1                17,500
POWERSHARES QQQ TRUST           UNIT SER 1      73935A104       768     15,000 SH           SOLE       NONE      15,000
RESEARCH IN MOTION LTD              COM         760975102       397      3,500 SH       SHARED-OTHER    1                 3,500
RESEARCH IN MOTION LTD              COM         760975102       403         35 SH  PUT  SHARED-OTHER    1                    35
RESEARCH IN MOTION LTD              COM         760975102       113      1,000 SH           SOLE       NONE       1,000
RESEARCH IN MOTION LTD              COM         760975102       115         10 SH  PUT      SOLE       NONE          10
SAFEWAY INC                       COM NEW       786514208     2,080     60,803 SH       SHARED-OTHER    1                60,803
SAFEWAY INC                       COM NEW       786514208       411     12,000 SH           SOLE       NONE      12,000
SELECT SECTOR SPDR TR          SBI INT-TECH     81369Y803       933     35,000 SH       SHARED-OTHER    1                35,000
SELECT SECTOR SPDR TR         SBI CONS STPLS    81369Y308     2,267     78,715 SH       SHARED-OTHER    1                78,715
SELECT SECTOR SPDR TR          SBI INT-TECH     81369Y803       267     10,000 SH           SOLE       NONE      10,000
SELECT SECTOR SPDR TR         SBI CONS STPLS    81369Y308       648     22,490 SH           SOLE       NONE      22,490
SEMICONDUCTOR HLDRS TR           DEP RCPT       816636203     1,365     42,060 SH       SHARED-OTHER    1                42,060
SEMICONDUCTOR HLDRS TR           DEP RCPT       816636203       390     12,000 SH           SOLE       NONE      12,000
SPDR TR                         UNIT SER 1      78462F103     6,799     46,500 SH       SHARED-OTHER    1                46,500
TJX COS INC NEW                     COM         872540109     1,431     49,810 SH       SHARED-OTHER    1                49,810
TJX COS INC NEW                     COM         872540109       292     10,180 SH           SOLE       NONE      10,180
TRUE RELIGION APPAREL INC           COM         89784N104       721     33,750 SH       SHARED-OTHER    1                33,750
TRUE RELIGION APPAREL INC           COM         89784N104       160      7,500 SH           SOLE       NONE       7,500
URBAN OUTFITTERS INC                COM         917047102     1,112     40,809 SH       SHARED-OTHER    1                40,809
URBAN OUTFITTERS INC                COM         917047102       177      6,500 SH           SOLE       NONE       6,500
VIACOM INC NEW                     CL B         92553P201     1,094     24,900 SH       SHARED-OTHER    1                24,900
VIACOM INC NEW                     CL B         92553P201       268      6,100 SH           SOLE       NONE       6,100
WAL MART STORES INC                 COM         931142103     1,495     31,455 SH       SHARED-OTHER    1                31,455
WAL MART STORES INC                 COM         931142103       435      9,145 SH           SOLE       NONE       9,145
WARNACO GROUP INC                   COM         934390402       783     22,500 SH       SHARED-OTHER    1                22,500
WARNACO GROUP INC                   COM         934390402       104      3,000 SH           SOLE       NONE       3,000

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